Equity (Details 1)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years	10 years
Expected volatility	155.00%	158.00%	170.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate		1.40%	2.87%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 4 months 2 days
Risk free interest rate	1.66%	1.40%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Risk free interest rate	1.67%	1.78%